Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Reporting_Unit	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Apr. 16, 2013 USD ($)
Summary Of Significant Accounting Policy [Line Items]
Ownership description	the Partnership acquired a 100% ownership interest in KNOT Shuttle Tankers AS, a wholly owned subsidiary of KNOT, which as of February 27, 2013 directly or indirectly owned (1) 100% of Knutsen Shuttle Tankers XII KS, the owner of the Recife Knutsen and the Fortaleza Knutsen, (2) 100% of Knutsen Shuttle Tankers XII AS, the general partner of Knutsen Shuttle Tankers XII KS, and (3) the Windsor Knutsen and the Bodil Knutsen and all of their related charters, inventory and long-term debt. In establishing the new KNOT Shuttle Tankers AS structure, KNOT formed three new Norwegian subsidiaries, which acquired 90% of Knutsen Shuttle Tankers XII KS, 100% of the Windsor Knutsen and 100% of the Bodil Knutsen, respectively.
Net liabilities	$ (703,100,000)	$ (651,383,000)		$ (27,792,000)
Allowance for doubtful accounts	$ 0	0
Number of reporting unit | Reporting_Unit	1
Tonnage tax included in operating expenses	$ 132,000	$ 126,000	$ 100,000
KNOT Shuttle Tankers AS [Member]
Summary Of Significant Accounting Policy [Line Items]
Ownership description	As of February 27, 2013, KNOT Shuttle Tankers AS acquired the 100% ownership in KNOT Shuttle Tankers 12 AS, KNOT Shuttle Tankers 17 AS, KNOT Shuttle Tankers 18 AS, and Knutsen Shuttle Tankers XII AS in a reorganization under common control. As of February 27, 2013, KNOT Shuttle Tankers 12 AS and Knutsen Shuttle Tankers XII AS owned a 90% and 10% ownership interest, respectively, in Knutsen Shuttle Tankers XII KS; and KNOT Shuttle Tankers 17 AS owned a 100% interest in the Bodil Knutsen and KNOT Shuttle Tankers 18 AS owned a 100% interest in the Windsor Knutsen. As a reorganization of entities under common control, the transfer of the subsidiaries and other net assets has been recorded at KNOT’s historical book value.